UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22147

Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The consolidated Schedule of Investments as of July 31, 2018 is set forth below.

Consolidated Schedule of Investments(a)(b)

Invesco India ETF (PIN)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 8.4%
7,629	Bosch Ltd.	$2,082,345
246,172	Future Retail Ltd.(c)	1,918,804
313,612	Mahindra & Mahindra Ltd.	4,279,650
63,507	Maruti Suzuki India Ltd.	8,815,492
667,621	Tata Motors Ltd.	2,570,759
178,874	Titan Co. Ltd.	2,379,423
270,444	Zee Entertainment Enterprises Ltd.	2,078,617

		24,125,090

	Consumer Staples - 10.2%
143,356	Avenue Supermarts Ltd.(c)(d)	3,459,000
723,372	Hindustan Unilever Ltd.	18,263,531
812,977	ITC Ltd.	3,528,743
15,857	Nestle India Ltd.	2,434,607
217,060	United Spirits Ltd.(c)	1,857,881

		29,543,762

	Energy - 20.9%
926,060	Bharat Petroleum Corp. Ltd.	5,262,452
1,645,249	Coal India Ltd.	6,263,275
2,542,821	Indian Oil Corp. Ltd.	6,093,242
3,507,436	Oil & Natural Gas Corp. Ltd.	8,473,741
1,965,454	Reliance Industries Ltd.	33,986,819

		60,079,529

	Financials - 23.4%
182,938	AU Small Finance Bank Ltd.(d)	1,717,455
1,030,232	Axis Bank Ltd.	8,267,542
79,841	Bajaj Finance Ltd.	3,140,615
36,800	Bajaj Finserv Ltd.	3,743,675
403,614	General Insurance Corp. of India(c)(d)	2,098,213
326,975	HDFC Standard Life Insurance Co. Ltd.(d)	2,396,549
659,833	Housing Development Finance Corp. Ltd.	19,191,425
1,028,813	ICICI Bank Ltd.	4,563,835
266,286	ICICI Lombard General Insurance Co. Ltd.(d)	3,019,419
252,736	IIFL Holdings Ltd.	2,483,648
163,601	Indiabulls Housing Finance Ltd.	3,093,895
175,851	SBI Life Insurance Co. Ltd.(d)	1,758,863
84,286	Shriram Transport Finance Co. Ltd.	1,698,531
1,024,199	State Bank of India	4,382,838
1,115,990	Yes Bank Ltd.	5,987,039

		67,543,542

	Health Care - 5.0%
281,372	Aurobindo Pharma Ltd.	2,426,807
59,112	Piramal Enterprises Ltd.	2,309,622
1,160,198	Sun Pharmaceutical Industries Ltd.	9,616,688

		14,353,117

	Industrials - 2.1%
529,645	Adani Ports & Special Economic Zone Ltd.	3,086,998
7,207	Eicher Motors Ltd.	2,921,054

		6,008,052

	Information Technology - 16.9%
306,023	HCL Technologies Ltd.	4,306,152
1,578,230	Infosys Ltd.	31,412,153
321,549	Tata Consultancy Services Ltd.	9,096,129
951,933	Wipro Ltd.	3,836,254

		48,650,688

	Materials - 10.1%
676,241	Ambuja Cements Ltd.	2,274,637
204,319	Asian Paints Ltd.	4,323,733
1,376,242	Hindustan Zinc Ltd.	5,619,444
1,083,892	JSW Steel Ltd.	5,221,424
71,383	UltraTech Cement Ltd.	4,364,811

264,975	UPL Ltd.	$2,488,212
1,523,288	Vedanta Ltd.	4,935,021

		29,227,282

	Telecommunication Services - 1.9%
952,143	Bharti Airtel Ltd.	5,422,472

	Utilities - 1.1%
1,426,460	NTPC Ltd.	3,220,577

	Total Common Stocks (Cost $181,148,780)	288,174,111

	Money Market Fund - 0.1%
233,422	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(e) (Cost $233,422)	233,422

	Total Investments in Securities (Cost $181,382,202) - 100.1%	288,407,533
	Other assets less liabilities - (0.1)%	(429,957)

	Net Assets - 100.0%	$287,977,576

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $14,449,499, which represented 5.02% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2018, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the nine months ended July 31, 2018, there were transfers from Level 2 to Level 1 of $264,049,557, due to foreign fair value adjustments.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: 9/28/2018

By: /s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: 9/28/2018